RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Remuneration of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	$ 5,966	$ 6,569
Total	8,315	15,491
General and administrative costs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		2,651
Research
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		3,315
Options
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	2,346	8,813
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	$ 3	$ 109